UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Active MidCap Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class A – DNLDX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$53	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$521	238	32.89%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
19.0%
Industrials
17.6%
Financials
15.5%
Consumer Discretionary
9.6%
Health Care
9.2%
Materials
5.8%
Energy
5.2%
Utilities
4.8%
Consumer Staples
4.7%
Real Estate
4.4%
Communication Services
3.1%
Net Other Assets and Liabilities
1.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0085SA0626

BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class C – DNLCX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$93	1.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$521	238	32.89%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0271SA0626

BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class I – DNLRX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$521	238	32.89%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0272SA0626

BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class Y – DNLYX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$40	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$521	238	32.89%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0011SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Active MidCap Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Class	Ticker
A	DNLDX
C	DNLCX
I	DNLRX
Y	DNLYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Active MidCap Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9%
Automobiles & Components — .7%
Aptiv PLC(a)	7,734	474,713
Ford Motor Co.	68,749	955,611
Gentex Corp.	58,569	1,480,039
QuantumScape Corp.(a)	38,288	289,457
Rivian Automotive, Inc., Cl. A(a)	14,285	247,845
		3,447,665
Banks — 2.8%
Citizens Financial Group, Inc.	47,740	3,345,142
First Horizon Corp.	193,529	4,962,083
M&T Bank Corp.	8,471	2,016,183
Popular, Inc.	11,553	1,896,771
Regions Financial Corp.	71,179	2,149,606
		14,369,785
Capital Goods — 12.9%
A.O. Smith Corp.	56,542	3,546,314
Acuity, Inc.	3,734	1,406,448
AECOM	11,886	829,643
BWX Technologies, Inc.	11,980	2,331,907
Carpenter Technology Corp.	4,142	2,554,951
Comfort Systems USA, Inc.	1,169	2,316,900
Cummins, Inc.	2,967	2,116,094
EMCOR Group, Inc.	8,620	7,153,566
Everus Construction Group, Inc.(a)	5,208	864,268
Ferguson Enterprises, Inc.	10,084	2,393,236
Flowserve Corp.	24,477	1,815,214
Fortive Corp.	39,801	2,431,443
Howmet Aerospace, Inc.	21,681	5,829,154
Huntington Ingalls Industries, Inc.	2,526	707,002
Karman Holdings, Inc.(a)	6,657	332,317
Masco Corp.	33,928	2,760,721
Mueller Industries, Inc.	8,383	1,030,522
Pentair PLC	30,281	2,321,342
Regal Rexnord Corp.	6,353	1,513,221
Rocket Lab Corp.(a)	12,813	1,302,442
Rockwell Automation, Inc.	7,818	3,870,535
Sensata Technologies Holding PLC	19,622	936,754
Textron, Inc.	28,050	2,573,027
The Toro Company	32,333	3,149,881
Vertiv Holdings Co., Cl. A	24,801	8,303,871
Westinghouse Air Brake Technologies Corp.	10,894	2,937,022
		67,327,795
Commercial & Professional Services — 2.5%
Broadridge Financial Solutions, Inc.	19,102	2,616,019
Genpact Ltd.	64,033	1,760,907
Leidos Holdings, Inc.	16,873	1,737,413
Paycom Software, Inc.	4,203	528,233
Paylocity Holding Corp.(a)	8,360	873,871
Tetra Tech, Inc.	62,028	1,791,989

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Commercial & Professional Services — 2.5% (continued)
Veralto Corp.	11,487	1,018,667
Verisk Analytics, Inc.	15,076	2,706,594
		13,033,693
Consumer Discretionary Distribution & Retail — 2.3%
Best Buy Co., Inc.	16,363	1,241,624
Carvana Co.(a)	21,264	1,399,597
Etsy, Inc.(a)	19,194	1,445,884
Five Below, Inc.(a)	3,418	614,522
Macy’s, Inc.	41,581	979,233
Ross Stores, Inc.	11,937	2,540,790
Ulta Beauty, Inc.(a)	2,121	956,529
Wayfair, Inc., Cl. A(a)	11,890	1,098,874
Williams-Sonoma, Inc.	7,921	1,846,385
		12,123,438
Consumer Durables & Apparel — 3.7%
Deckers Outdoor Corp.(a)	9,077	901,255
Hasbro, Inc.	7,606	628,180
Leggett & Platt, Inc.	56,549	662,189
Polaris, Inc.	17,638	1,207,145
PulteGroup, Inc.	7,858	1,078,196
Ralph Lauren Corp.	8,372	3,360,605
SharkNinja, Inc.(a)	14,400	2,192,688
Tapestry, Inc.	25,893	3,790,217
Toll Brothers, Inc.	27,358	4,507,230
TopBuild Corp.(a)	3,387	1,200,793
		19,528,498
Consumer Services — 2.9%
ADT, Inc.	388,732	2,526,758
Domino’s Pizza, Inc.	4,751	1,406,486
Duolingo, Inc.(a)	1,303	149,871
Expedia Group, Inc.	10,597	2,711,560
H&R Block, Inc.	29,318	1,116,429
Hilton Worldwide Holdings, Inc.	4,319	1,427,257
Las Vegas Sands Corp.	42,046	1,942,105
Royal Caribbean Cruises Ltd.	11,426	3,628,098
		14,908,564
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.	22,942	2,640,854
Dollar Tree, Inc.(a)	23,695	2,865,910
		5,506,764
Energy — 5.2%
Antero Midstream Corp.	137,004	3,116,841
APA Corp.	83,174	2,708,977
Devon Energy Corp.	52,760	2,180,043
Halliburton Co.	186,152	6,319,860
HF Sinclair Corp.	24,711	1,721,121
Marathon Petroleum Corp.	11,565	2,956,824
Phillips 66	3,745	633,092
Valero Energy Corp.	27,776	7,233,982
		26,870,740

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Equity Real Estate Investment Trusts — 4.4%
Alexandria Real Estate Equities, Inc.(b)	16,988	897,816
EastGroup Properties, Inc.(b)	8,077	1,635,835
Essex Property Trust, Inc.(b)	4,291	1,251,212
First Industrial Realty Trust, Inc.(b)	51,293	3,144,774
Host Hotels & Resorts, Inc.(b)	116,683	2,766,554
Lamar Advertising Co., Cl. A(b)	11,144	1,738,241
NNN REIT, Inc.(b)	60,977	2,837,260
Omega Healthcare Investors, Inc.(b)	33,969	1,619,642
Simon Property Group, Inc.(b)	27,818	6,221,496
Vornado Realty Trust(b)	24,526	963,872
		23,076,702
Financial Services — 7.4%
Affirm Holdings, Inc.(a)	11,221	915,072
Ameriprise Financial, Inc.	12,802	5,873,045
Block, Inc.(a)	5,562	422,712
Coinbase Global, Inc., Cl. A(a)	7,585	1,108,851
Corpay, Inc.(a)	7,973	2,657,162
Credit Acceptance Corp.(a)	1,846	1,175,422
Jack Henry & Associates, Inc.	7,862	1,082,912
MGIC Investment Corp.	45,763	1,290,517
MSCI, Inc.	6,047	3,386,562
Northern Trust Corp.	19,427	3,377,190
Robinhood Markets, Inc., Cl. A(a)	28,846	2,892,677
SEI Investments Co.	13,992	1,227,238
State Street Corp.	34,396	5,833,562
Synchrony Financial	43,496	3,307,871
T. Rowe Price Group, Inc.	18,545	2,108,381
The Western Union Company	206,882	1,592,991
XP, Inc., Cl. A	29,343	477,117
		38,729,282
Food, Beverage & Tobacco — 2.8%
Archer-Daniels-Midland Co.	52,922	4,043,241
Constellation Brands, Inc., Cl. A	17,977	2,500,421
Darling Ingredients, Inc.(a)	16,841	919,855
Flowers Foods, Inc.	150,328	1,187,591
Lamb Weston Holdings, Inc.	14,604	630,601
The Boston Beer Company, Inc., Cl. A(a)	4,864	861,074
The Hershey Company	17,996	3,157,398
The Kraft Heinz Company	51,384	1,213,690
		14,513,871
Health Care Equipment & Services — 4.4%
Align Technology, Inc.(a)	4,959	836,385
Cardinal Health, Inc.	14,204	3,374,302
Centene Corp.(a)	30,969	1,987,900
Dexcom, Inc.(a)	20,222	1,361,952
Envista Holdings Corp.(a)	30,574	805,625
Globus Medical, Inc., Cl. A(a)	16,601	1,311,645
HealthEquity, Inc.(a)	5,220	471,470
IDEXX Laboratories, Inc.(a)	8,176	4,304,173
LivaNova PLC(a)	13,625	1,120,384
ResMed, Inc.	20,284	3,952,946

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Health Care Equipment & Services — 4.4% (continued)
Tenet Healthcare Corp.(a)	9,184	1,718,143
Universal Health Services, Inc., Cl. B	3,625	539,001
Veeva Systems, Inc., Cl. A(a)	7,359	1,306,002
		23,089,928
Household & Personal Products — .8%
Church & Dwight Co., Inc.	45,806	4,437,685
Insurance — 5.3%
Assurant, Inc.	21,377	5,740,366
CNO Financial Group, Inc.	60,146	3,066,243
Globe Life, Inc.	12,506	2,234,572
Loews Corp.	60,666	6,867,998
The Allstate Corp.	27,776	6,609,021
The Hanover Insurance Group, Inc.	14,825	3,174,329
		27,692,529
Materials — 5.8%
Albemarle Corp.	4,027	543,766
Alcoa Corp.	10,496	547,261
Anglogold Ashanti PLC	10,475	847,323
Avery Dennison Corp.	17,095	2,775,373
Cabot Corp.	15,737	1,429,234
CF Industries Holdings, Inc.	16,550	1,791,703
Cleveland-Cliffs, Inc.(a)	48,590	456,260
Commercial Metals Co.	24,922	1,563,856
Corteva, Inc.	66,396	5,623,077
Crown Holdings, Inc.	34,338	3,839,675
DuPont de Nemours, Inc.	29,798	4,041,846
Hecla Mining Co.	26,043	401,844
Huntsman Corp.	57,166	607,103
MP Materials Corp.(a)	2,997	167,862
Olin Corp.	24,854	492,606
RPM International, Inc.	16,752	1,861,985
Vulcan Materials Co.	11,171	3,295,557
		30,286,331
Media & Entertainment — 3.0%
Electronic Arts, Inc.	5,776	1,184,311
Fox Corp., Cl. A	34,988	1,824,974
Match Group, Inc.	47,516	1,807,984
Playtika Holding Corp.	81,616	303,611
Reddit, Inc., Cl. A(a)	5,431	942,713
ROBLOX Corp., Cl. A(a)	18,763	1,020,332
Roku, Inc.(a)	14,676	2,027,342
Sirius XM Holdings, Inc.	43,342	1,280,323
The New York Times Company, Cl. A	41,162	2,880,517
The Trade Desk, Inc., Cl. A(a)	30,675	554,604
Warner Bros Discovery, Inc.(a)	54,248	1,446,252
ZoomInfo Technologies, Inc.(a)	117,902	345,453
		15,618,416
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
10X Genomics, Inc., Cl. A(a)	27,219	1,043,577
Alnylam Pharmaceuticals, Inc.(a)	3,684	1,108,995
Arrowhead Pharmaceuticals, Inc.(a)	9,065	738,888

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.8% (continued)
Charles River Laboratories International, Inc.(a)	9,621	2,181,947
Exelixis, Inc.(a)	21,052	1,145,439
Halozyme Therapeutics, Inc.(a)	10,071	788,257
Illumina, Inc.(a)	13,367	2,350,320
Incyte Corp.(a)	19,427	2,202,245
IQVIA Holdings, Inc.(a)	18,097	3,496,702
Jazz Pharmaceuticals PLC(a)	7,424	1,788,961
Mettler-Toledo International, Inc.(a)	1,842	2,353,173
Moderna, Inc.(a)	22,045	1,543,811
Royalty Pharma PLC, Cl. A	39,695	2,225,699
West Pharmaceutical Services, Inc.	5,986	2,148,974
		25,116,988
Semiconductors & Semiconductor Equipment — 3.4%
Astera Labs, Inc.(a)	4,869	2,351,824
Cirrus Logic, Inc.(a)	11,177	1,660,120
Entegris, Inc.	7,891	1,419,275
MKS, Inc.	3,975	1,768,080
Monolithic Power Systems, Inc.	779	1,076,858
ON Semiconductor Corp.(a)	35,248	3,332,346
Onto Innovation, Inc.(a)	4,358	1,649,285
Qnity Electronics, Inc.	12,666	2,068,485
Qorvo, Inc.(a)	9,737	908,170
Skyworks Solutions, Inc.	24,755	1,678,389
		17,912,832
Software & Services — 4.7%
BILL Holdings, Inc.(a)	34,521	1,248,279
Blackbaud, Inc.(a)	16,275	482,066
CCC Intelligent Solutions Holdings, Inc.(a)	307,806	1,588,279
Datadog, Inc., Cl. A(a)	3,253	846,951
Docusign, Inc.(a)	34,081	1,513,878
Fair Isaac Corp.(a)	814	972,551
Gartner, Inc.(a)	11,586	1,501,777
GoDaddy, Inc., Cl. A(a)	34,413	2,920,975
HubSpot, Inc.(a)	3,403	621,082
Manhattan Associates, Inc.(a)	12,038	1,676,292
MongoDB, Inc.(a)	3,147	1,057,077
Nutanix, Inc., Cl. A(a)	27,805	1,416,943
RingCentral, Inc., Cl. A	24,147	941,250
Teradata Corp.(a)	35,998	1,247,331
Twilio, Inc., Cl. A(a)	11,577	2,388,682
UiPath, Inc., Cl. A(a)	51,262	557,218
Unity Software, Inc.(a)	41,165	1,176,496
VeriSign, Inc.	4,654	1,170,760
Zoom Communications, Inc.(a)	16,499	1,424,029
		24,751,916
Technology Hardware & Equipment — 10.9%
Ciena Corp.(a)	6,027	2,956,605
Corning, Inc.	30,070	7,680,780
Everpure, Inc., Cl. A(a)	12,386	975,893
Flex Ltd.(a)	37,295	6,044,401
Hewlett Packard Enterprise Co.	41,529	1,873,373

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Technology Hardware & Equipment — 10.9% (continued)
Jabil, Inc.	10,955	4,222,933
Keysight Technologies, Inc.(a)	9,272	3,245,849
Littelfuse, Inc.	3,110	1,416,076
Lumentum Holdings, Inc.(a)	1,270	1,089,736
NetApp, Inc.	16,144	2,498,445
Sandisk Corp.(a)	5,761	13,098,959
Western Digital Corp.	16,202	10,348,542
Zebra Technologies Corp., Cl. A(a)	4,260	1,121,488
		56,573,080
Telecommunication Services — .1%
AST SpaceMobile, Inc.(a)	3,206	284,885
Transportation — 2.2%
Delta Air Lines, Inc.	35,158	3,292,898
J.B. Hunt Transport Services, Inc.	17,160	4,966,619
Lyft, Inc., Cl. A(a)	53,643	783,724
Old Dominion Freight Line, Inc.	11,441	2,478,121
		11,521,362
Utilities — 4.8%
Brookfield Renewable Corp.	10,593	393,212
Clearway Energy, Inc., Cl. C	25,261	863,421
Edison International	74,260	5,528,657
Exelon Corp.	22,591	1,053,193
FirstEnergy Corp.	91,622	4,355,710
OGE Energy Corp.	28,949	1,408,658
PG&E Corp.	167,289	2,813,801
Public Service Enterprise Group, Inc.	58,245	4,727,164
Southwest Gas Holdings, Inc.	7,502	665,278
Talen Energy Corp.(a)	2,682	1,030,585
Vistra Corp.	13,837	2,194,963
		25,034,642
Total Equity Securities - Common Stocks (cost $402,545,192)		515,757,391

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,050,972)	3.70	4,050,972	4,050,972
Total Investments (cost $406,596,164)		99.7%	519,808,363
Cash and Receivables (Net)		.3%	1,348,537
Net Assets		100.0%	521,156,900

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .8%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	2,621,443	20,204,778	(18,775,249)	4,050,972	39,016
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	234,650	428,213	(662,863)	-	3,967††
Total - .8%	2,856,093	20,632,991	(19,438,112)	4,050,972	42,983

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	402,545,192	515,757,391
Affiliated issuers	4,050,972	4,050,972
Receivable for investment securities sold		1,710,768
Dividends receivable		437,525
Receivable for shares of Common Stock subscribed		3,779
Prepaid expenses		43,203
		522,003,638
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		398,416
Payable for shares of Common Stock redeemed		359,271
Directors’ fees and expenses payable		7,534
Other accrued expenses		81,517
		846,738
Net Assets ($)		521,156,900
Composition of Net Assets ($):
Paid-in capital		377,082,523
Total distributable earnings (loss)		144,074,377
Net Assets ($)		521,156,900

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	482,731,440	417,067	37,537,681	470,712
Shares Outstanding	7,367,080	7,758	573,271	7,495
Net Asset Value Per Share ($)	65.53	53.76	65.48	62.80
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,567 foreign taxes withheld at source):
Unaffiliated issuers	3,490,090
Affiliated issuers	39,016
Affiliated income net of rebates from securities lending—Note 1(c)	3,967
Interest	53
Total Income	3,533,126
Expenses:
Management fee—Note 3(a)	1,816,880
Shareholder servicing costs—Note 3(c)	699,938
Professional fees	61,446
Registration fees	35,334
Directors’ fees and expenses—Note 3(d)	34,970
Chief Compliance Officer fees—Note 3(c)	21,184
Prospectus and shareholders’ reports	10,254
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Custodian fees—Note 3(c)	7,020
Loan commitment fees—Note 2	6,100
Distribution plan fees—Note 3(b)	1,441
Miscellaneous	8,094
Total Expenses	2,712,661
Less—reduction in expenses due to undertaking—Note 3(a)	(322,657)
Net Expenses	2,390,004
Net Investment Income	1,143,122
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	30,046,500
Net change in unrealized appreciation (depreciation) on investments	39,161,960
Net Realized and Unrealized Gain (Loss) on Investments	69,208,460
Net Increase in Net Assets Resulting from Operations	70,351,582
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	1,143,122	2,535,174
Net realized gain (loss) on investments	30,046,500	62,959,739
Net change in unrealized appreciation (depreciation) on investments	39,161,960	(13,226,370)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,351,582	52,268,543
Distributions ($):
Distributions to shareholders:
Class A	(3,250,763)	(63,408,203)
Class C	(2,927)	(81,864)
Class I	(311,967)	(4,304,719)
Class Y	(3,896)	(56,731)
Total Distributions	(3,569,553)	(67,851,517)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,677,349	6,827,415
Class C	45,003	232,032
Class I	8,631,384	14,715,444
Class Y	49,601	22,147
Distributions reinvested:
Class A	3,109,890	60,425,192
Class C	2,927	81,864
Class I	308,330	4,254,096
Class Y	3,885	56,556
Cost of shares redeemed:
Class A	(23,660,095)	(50,579,745)
Class C	(49,754)	(495,408)
Class I	(4,813,285)	(8,724,661)
Class Y	(15,193)	(8,669)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(13,709,958)	26,806,263
Total Increase (Decrease) in Net Assets	53,072,071	11,223,289
Net Assets ($):
Beginning of Period	468,084,829	456,861,540
End of Period	521,156,900	468,084,829

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	44,930	112,226
Shares issued for distributions reinvested	55,633	1,055,524
Shares redeemed	(389,797)	(834,460)
Net Increase (Decrease) in Shares Outstanding	(289,234)	333,290
Class C(a)
Shares sold	917	4,425
Shares issued for distributions reinvested	63	1,730
Shares redeemed	(1,023)	(9,866)
Net Increase (Decrease) in Shares Outstanding	(43)	(3,711)
Class I
Shares sold	144,283	239,641
Shares issued for distributions reinvested	5,524	74,270
Shares redeemed	(79,586)	(142,723)
Net Increase (Decrease) in Shares Outstanding	70,221	171,188
Class Y
Shares sold	804	365
Shares issued for distributions reinvested	72	1,028
Shares redeemed	(268)	(144)
Net Increase (Decrease) in Shares Outstanding	608	1,249

(a)
During the period ended June 30, 2026, 146 Class C shares representing $7,115 were automatically converted to 120 Class A shares and during the period ended
December 31, 2025, 606 Class C shares representing $31,850 were automatically converted to 512 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	57.27	59.56	56.34	49.01	61.87	57.91
Investment Operations:
Net investment income(a)	.14	.33	.36	.39	.32	.37
Net realized and unrealized gain (loss) on investments	8.55	6.61	8.10	7.89	(8.86)	14.57
Total from Investment Operations	8.69	6.94	8.46	8.28	(8.54)	14.94
Distributions:
Dividends from net investment income	(.06 )	(.33 )	(.32 )	(.42 )	(.36 )	(.30 )
Dividends from net realized gain on investments	(.37 )	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Total Distributions	(.43 )	(9.23)	(5.24)	(.95 )	(4.32)	(10.98)
Net asset value, end of period	65.53	57.27	59.56	56.34	49.01	61.87
Total Return (%)(b)	15.31 (c)	11.95	14.78	16.96	(14.21)	26.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13 (d)	1.13	1.13	1.15	1.14	1.13
Ratio of net expenses to average net assets(e)	1.00 (d)	1.00 (f)	.99 (f)	.97 (f)	.92 (f)	.78
Ratio of net investment income to average net assets(e)	.46 (d)	.53 (f)	.59 (f)	.75 (f)	.60 (f)	.56
Portfolio Turnover Rate	32.89 (c)	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	482,731	438,507	436,127	415,054	381,157	477,538

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	47.18	50.61	48.64	42.38	54.14	52.02
Investment Operations:
Net investment (loss)(a)	(.07 )	(.12 )	(.10 )	(.01 )	(.09 )	(.19 )
Net realized and unrealized gain (loss) on investments	7.02	5.59	6.99	6.80	(7.71)	12.99
Total from Investment Operations	6.95	5.47	6.89	6.79	(7.80)	12.80
Distributions:
Dividends from net realized gain on investments	(.37 )	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Net asset value, end of period	53.76	47.18	50.61	48.64	42.38	54.14
Total Return (%)(b)	14.86 (c)	11.12	13.93	16.07	(14.87)	25.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.20 (d)	2.17	2.08	2.06	2.03	2.02
Ratio of net expenses to average net assets(e)	1.75 (d)	1.75 (f)	1.74 (f)	1.71 (f)	1.71 (f)	1.67
Ratio of net investment (loss) to average net assets(e)	(.29 )(d)	(.23 )(f)	(.19 )(f)	(.01 )(f)	(.19 )(f)	(.33 )
Portfolio Turnover Rate	32.89 (c)	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	417	368	583	1,230	1,490	2,241

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	57.31	59.74	56.62	49.37	62.45	58.44
Investment Operations:
Net investment income(a)	.21	.48	.51	.52	.45	.51
Net realized and unrealized gain (loss) on investments	8.54	6.63	8.14	7.94	(8.92)	14.70
Total from Investment Operations	8.75	7.11	8.65	8.46	(8.47)	15.21
Distributions:
Dividends from net investment income	(.21 )	(.64 )	(.61 )	(.68 )	(.65 )	(.52 )
Dividends from net realized gain on investments	(.37 )	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Total Distributions	(.58 )	(9.54)	(5.53)	(1.21)	(4.61)	(11.20)
Net asset value, end of period	65.48	57.31	59.74	56.62	49.37	62.45
Total Return (%)	15.44 (b)	12.23	15.08	17.25	(14.00)	26.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 (c)	.91	.92	.95	.93	.92
Ratio of net expenses to average net assets(d)	.75 (c)	.75 (e)	.74 (e)	.73 (e)	.68 (e)	.57
Ratio of net investment income to average net assets(d)	.71 (c)	.79 (e)	.85 (e)	1.00 (e)	.84 (e)	.77
Portfolio Turnover Rate	32.89 (b)	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	37,538	28,831	19,826	16,636	15,004	20,137

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	54.99	57.68	54.84	47.86	60.64	56.94
Investment Operations:
Net investment income(a)	.20	.46	.54	.51	.48	.55
Net realized and unrealized gain (loss) on investments	8.19	6.39	7.83	7.68	(8.65)	14.35
Total from Investment Operations	8.39	6.85	8.37	8.19	(8.17)	14.90
Distributions:
Dividends from net investment income	(.21 )	(.64 )	(.61 )	(.68 )	(.65 )	(.52 )
Dividends from net realized gain on investments	(.37 )	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Total Distributions	(.58 )	(9.54)	(5.53)	(1.21)	(4.61)	(11.20)
Net asset value, end of period	62.80	54.99	57.68	54.84	47.86	60.64
Total Return (%)	15.43 (b)	12.22	15.06	17.22	(13.92)	27.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85 (c)	.84	.86	.85	.84	.83
Ratio of net expenses to average net assets(d)	.75 (c)	.75 (e)	.76 (e)	.75 (e)	.66 (e)	.48
Ratio of net investment income to average net assets(d)	.71 (c)	.78 (e)	.90 (e)	1.00 (e)	.91 (e)	.85
Portfolio Turnover Rate	32.89 (b)	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	471	379	325	1	1	1

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Active MidCap Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 270 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (90 million shares authorized), Class C (15 million shares authorized), Class I (65 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	515,757,391	—	—	515,757,391
Investment Companies	4,050,972	—	—	4,050,972
	519,808,363	—	—	519,808,363

†	See Schedule of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $521 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $4,096,039 and long-term capital gains $63,755,478. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2026 through May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 1, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $322,657 during the period ended June 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended June 30, 2026, the Distributor retained $228 from commissions earned on sales of the fund’s Class A shares and $1,067 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended June 30, 2026, Class C shares were charged $1,441 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended June 30, 2026, Class A and Class C shares were charged $563,776 and $480, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $42,863 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $7,020 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $21,184 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $314,716, Distribution Plan fees of $251, Shareholder Services Plan fees of $97,283, Custodian fees of $5,000, Chief Compliance Officer fees of $6,354, Transfer Agent fees of $22,347 and shareholder and regulatory reports service fees of $10,000, which are offset against an expense reimbursement currently in effect in the amount of $57,535.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $160,182,854 and $180,804,061, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $113,212,199, consisting of $137,295,138 gross unrealized appreciation and $24,082,939 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $56,154.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0085NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 18, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)